FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Balanced Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 67.0%

Information Technology — 17.3%
Accenture PLC (Ireland) - Class A	30,000	$5,106,000
Alphabet, Inc. - Class C*	6,000	7,160,820
Apple, Inc.	48,000	10,835,520
Facebook, Inc. - Class A*	22,420	3,687,193
Microsoft Corp.	123,000	14,067,510
Oracle Corp.	11,308	583,040
salesforce.com, Inc.*	3,733	593,659
Texas Instruments, Inc.	60,000	6,437,400
Visa, Inc. - Class A	53,000	7,954,770
		56,425,912

Health Care — 11.1%
AmerisourceBergen Corp.	23,954	2,209,038
Amgen, Inc.	15,000	3,109,350
Becton Dickinson and Co.	13,000	3,393,000
Biogen, Inc.*	5,000	1,766,550
Bristol-Myers Squibb Co.	45,000	2,793,600
CVS Health Corp.	10,000	787,200
Johnson & Johnson	23,000	3,177,910
Merck & Co., Inc.	70,000	4,965,800
Novartis AG (Switzerland) ADR	28,756	2,477,617
Stryker Corp.	15,000	2,665,200
UnitedHealth Group, Inc.	20,000	5,320,800
Zoetis, Inc.	40,000	3,662,400
		36,328,465

Financials — 9.3%
American Express Co.	25,000	2,662,250
Berkshire Hathaway, Inc. - Class B*	27,693	5,929,348
CME Group, Inc.	18,000	3,063,780
JPMorgan Chase & Co.	39,000	4,400,760
Morgan Stanley	100,000	4,657,000
PNC Financial Services
Group, Inc. (The)	27,000	3,677,130
S&P Global, Inc.	20,000	3,907,800
Signature Bank/New York NY	17,239	1,979,727
		30,277,795

Consumer Discretionary — 8.4%
Amazon.com, Inc.*	1,301	2,605,903
Carnival Corp.	18,121	1,155,576
Comcast Corp. - Class A	120,000	4,249,200
Home Depot, Inc. (The)	8,683	1,798,683
JD.com, Inc. (China) ADR*	68,143	1,777,851
Marriott International, Inc. - Class A	31,100	4,106,133
McDonald's Corp.	33,000	5,520,570
Starbucks Corp.	20,393	1,159,138
TJX Cos., Inc. (The)	45,000	5,040,900
		27,413,954

Industrials — 7.5%
Boeing Co. (The)	20,000	7,438,000
Canadian National Railway Co.
(Canada)	32,000	2,873,600
General Dynamics Corp.	14,000	2,866,080
Honeywell International, Inc.	35,000	5,824,000
United Technologies Corp.	22,000	3,075,820
Verisk Analytics, Inc.*	20,000	2,411,000
		24,488,500

Consumer Staples — 5.4%
Kraft Heinz Co. (The)	30,000	1,653,300
Monster Beverage Corp.*	18,792	1,095,198
PepsiCo, Inc.	40,000	4,472,000
Philip Morris International, Inc.	40,000	3,261,600
Procter & Gamble Co. (The)	40,000	3,329,200
Unilever NV (United Kingdom)	70,000	3,888,500
		17,699,798

Energy — 4.4%
Chevron Corp.	20,000	2,445,600
EOG Resources, Inc.	25,000	3,189,250
Exxon Mobil Corp.	38,000	3,230,760
Marathon Petroleum Corp.	40,000	3,198,800
Schlumberger Ltd.	37,700	2,296,684
		14,361,094

Telecommunication Services — 1.5%
AT&T, Inc.	28,740	965,089
Verizon Communications, Inc.	75,000	4,004,250
		4,969,339

Materials — 1.4%
DowDuPont, Inc.	38,460	2,473,363
Praxair, Inc.	12,000	1,928,760
		4,402,123

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	7,564	1,091,636
Simon Property Group, Inc. REIT	6,587	1,164,252
		2,255,888
Total Common Stocks		$218,622,868

Principal
Amount

	Corporate Bonds — 12.0%

	Financials — 3.3%
$440,000	American Express Co.,
	3.000%, 10/30/24	420,289
355,000	Bank of America Corp.,
	3.705%, 4/24/28	341,717
535,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	527,971
390,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	364,393
449,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	437,995
435,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	429,137
380,000	BB&T Corp. MTN, 2.850%, 10/26/24	363,616
217,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	221,609

1

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.0% (Continued)

	Financials — (Continued)
$330,000	Citigroup, Inc., 3.300%, 4/27/25	$316,965
197,000	Citigroup, Inc., 4.750%, 5/18/46	192,159
305,000	Credit Suisse AG/New York NY
	(Switzerland) MTN, 3.625%, 9/9/24	300,602
345,000	Fifth Third Bancorp, 2.875%, 7/27/20	342,806
385,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	383,888
440,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +1.000%), 3.342%, 7/24/23(A)	444,664
150,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	142,764
350,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	366,449
335,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	324,872
562,000	Huntington Bancshares, Inc.,
	4.000%, 5/15/25	561,044
350,000	JPMorgan Chase & Co., (3M LIBOR
	+0.730%), 3.077%, 4/23/24(A)	348,422
270,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	267,613
425,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	402,558
416,000	Lloyds Banking Group PLC (United
	Kingdom), 3.574%, 11/7/28	381,055
148,000	Morgan Stanley, 3.737%, 4/24/24	146,743
470,000	Morgan Stanley, 3.950%, 4/23/27	451,112
300,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	274,946
370,000	PNC Bank NA, 2.700%, 11/1/22	356,443
339,000	Prudential Financial, Inc.,
	5.625%, 6/15/43	353,408
434,000	Royal Bank of Canada (Canada) MTN,
	3.200%, 4/30/21	433,200
380,000	SunTrust Banks, Inc., 4.000%, 5/1/25	380,949
285,000	Wells Fargo & Co., 2.100%, 7/26/21	274,445
270,000	Wells Fargo & Co., 4.125%, 8/15/23	273,297
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	62,274
		10,889,405

	Health Care — 1.2%
202,000	Abbott Laboratories,
	3.750%, 11/30/26	201,433
365,000	AbbVie, Inc., 4.450%, 5/14/46	335,530
260,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	254,603
322,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	333,942
299,000	Celgene Corp., 5.000%, 8/15/45	297,135
475,000	CVS Health Corp., 4.300%, 3/25/28	471,275
230,000	CVS Health Corp., 5.125%, 7/20/45	236,448
327,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	325,326
312,000	Halfmoon Parent, Inc., 144a,
	4.375%, 10/15/28	311,091
270,000	Thermo Fisher Scientific, Inc.,
	3.600%, 8/15/21	270,887
442,000	UnitedHealth Group, Inc.,
	2.375%, 10/15/22	423,887
287,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	281,120
139,000	Zoetis, Inc., 3.250%, 2/1/23	136,600
		3,879,277

	Energy — 1.1%
224,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	215,165
333,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	321,895
350,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	383,250
301,000	Columbia Pipeline Group, Inc.,
	4.500%, 6/1/25	304,309
418,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.034%, 6/15/20(A)	419,526
243,000	Energy Transfer Partners LP,
	4.950%, 6/15/28	247,399
264,000	EOG Resources, Inc., 3.900%, 4/1/35	257,695
440,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	430,222
106,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	108,383
89,000	NGPL PipeCo LLC, 144a,
	7.768%, 12/15/37	109,025
307,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	287,045
53,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	49,953
100,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	96,782
286,000	Valero Energy Corp., 4.350%, 6/1/28	288,082
214,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	211,772
		3,730,503

	Telecommunication Services — 1.1%
552,000	AT&T, Inc., 3.800%, 3/15/22	554,090
88,000	AT&T, Inc., 4.350%, 6/15/45	75,810
410,000	Booking Holdings, Inc., 3.600%, 6/1/26	397,759
368,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	395,594
367,000	Comcast Corp., 2.850%, 1/15/23	355,988
232,000	Comcast Corp., 4.000%, 3/1/48	208,226
267,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 10/1/21	267,529
250,000	Qwest Corp., 6.750%, 12/1/21	266,812
426,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	414,818
130,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	122,215

2

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.0% (Continued)

	Telecommunication Services — (Continued)
$285,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	$291,055
287,000	Warner Media LLC, 3.800%, 2/15/27	274,533
		3,624,429

	Consumer Discretionary — 1.1%
380,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	384,302
105,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	104,049
89,000	AutoNation, Inc., 5.500%, 2/1/20	91,287
658,000	BMW US Capital LLC, 144a,
	3.100%, 4/12/21	653,693
434,000	Dollar Tree, Inc., (3M LIBOR +0.700%),
	3.036%, 4/17/20(A)	434,660
235,000	Ford Motor Co., 4.750%, 1/15/43	195,679
434,000	Ford Motor Credit Co. LLC,
	4.140%, 2/15/23	426,909
150,000	General Motors Financial Co., Inc.,
	3.950%, 4/13/24	145,882
279,000	General Motors Financial Co., Inc.,
	4.350%, 4/9/25	273,778
285,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	354,809
434,000	Toyota Motor Credit Corp. MTN,
	2.950%, 4/13/21	432,011
		3,497,059

	Industrials — 0.9%
103,649	Air Canada 2015-1 Class A Pass
	Through Trust (Canada), 144a,
	3.600%, 3/15/27	100,405
418,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	500,287
370,000	CRH America Finance, Inc., 144a,
	4.500%, 4/4/48	339,460
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	376,221
166,000	Embraer Netherlands Finance BV
	(Netherlands), 5.050%, 6/15/25	166,624
167,000	Embraer Netherlands Finance BV
	(Netherlands), 5.400%, 2/1/27	170,340
280,000	FedEx Corp., 5.100%, 1/15/44	291,641
395,000	General Electric Co., 4.125%, 10/9/42	352,311
330,000	Vulcan Materials Co., 4.500%, 4/1/25	330,819
400,000	Wabtec Corp., 4.700%, 9/15/28	393,662
		3,021,770

	Consumer Staples — 0.9%
438,000	Cargill, Inc., 144a, 3.050%, 4/19/21	434,869
205,000	General Mills, Inc., 3.200%, 4/16/21	203,671
380,000	Grupo Bimbo SAB de CV (Mexico),
	144a, 4.500%, 1/25/22	388,788
475,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	471,143
255,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	297,948
140,000	Kroger Co. (The), 5.000%, 4/15/42	138,608
374,000	Moody's Corp., 2.750%, 12/15/21	365,786
351,000	Reynolds American, Inc.,
	4.450%, 6/12/25	353,587
200,000	Tyson Foods, Inc., 3.900%, 9/28/23	200,787
		2,855,187

	Real Estate — 0.9%
390,000	Boston Properties LP REIT,
	3.200%, 1/15/25	373,151
403,000	Crown Castle International Corp. REIT,
	3.650%, 9/1/27	378,634
202,000	Kimco Realty Corp. REIT,
	3.125%, 6/1/23	194,558
288,000	Mid-America Apartments LP, REIT,
	3.750%, 6/15/24	282,220
149,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	145,865
110,000	SL Green Operating Partnership LP
	REIT, 3.250%, 10/15/22	106,677
244,000	Spirit Realty LP REIT, 4.450%, 9/15/26	233,907
795,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	797,632
309,000	Welltower, Inc. REIT, 4.250%, 4/1/26	308,025
		2,820,669

	Information Technology — 0.7%
899,000	Apple, Inc., 2.750%, 1/13/25	861,289
110,000	Apple, Inc., 4.650%, 2/23/46	118,837
235,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	251,176
210,000	Microsoft Corp., 3.500%, 2/12/35	202,569
351,000	Oracle Corp., 2.650%, 7/15/26	325,773
340,000	QUALCOMM, Inc., 3.450%, 5/20/25	329,840
297,000	Visa, Inc., 4.150%, 12/14/35	306,643
		2,396,127

	Utilities — 0.5%
436,000	DTE Energy Co., 3.700%, 8/1/23	435,268
237,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	231,406
329,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	301,889
250,000	NextEra Energy Capital Holdings, Inc.,
	2.800%, 1/15/23	241,691
76,000	Oncor Electric Delivery Co. LLC,
	3.800%, 9/30/47	71,868
125,000	Pacific Gas & Electric Co., 144a,
	4.650%, 8/1/28	125,893
125,000	PacifiCorp., 5.750%, 4/1/37	148,616
		1,556,631

	Materials — 0.3%
250,000	Braskem America Finance Co., 144a,
	7.125%, 7/22/41	288,525
66,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	66,211
121,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	122,647

3

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.0% (Continued)

	Materials — (Continued)
$470,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	$474,113
		951,496
	Total Corporate Bonds	$39,222,553

	U.S. Treasury Obligations — 7.0%
7,490,000	U.S. Treasury Bond, 3.000%, 8/15/48	7,208,247
1,215,000	U.S. Treasury Note, 2.500%, 5/31/20	1,209,210
10,700,000	U.S. Treasury Note, 2.500%, 3/31/23	10,501,465
3,940,000	U.S. Treasury Note, 2.875%, 8/15/28	3,879,361
	Total U.S. Treasury Obligations	$22,798,283

	U.S. Government Mortgage-Backed
	Obligations — 6.4%
3,785	FHLMC, Pool #G08062, 5.000%, 6/1/35	4,019
597,402	FHLMC, Pool #G08637, 4.000%, 4/1/45	604,869
635	FHLMC, Pool #G18091,
	6.000%, 12/1/20	644
7,973	FHLMC, Pool #P00020,
	6.500%, 10/1/22	7,972
2,500,813	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,609,217
3,475,226	FHLMC, Pool #Q29056,
	4.000%, 10/1/44	3,519,542
1,693,878	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	1,715,522
3	FNMA, Pool #254907, 5.000%, 10/1/18	3
700	FNMA, Pool #255273, 4.500%, 6/1/19	709
241	FNMA, Pool #255358, 5.000%, 9/1/19	248
32	FNMA, Pool #687301, 6.000%, 11/1/32	35
1,234	FNMA, Pool #690305, 5.500%, 3/1/33	1,316
702,412	FNMA, Pool #725423, 5.500%, 5/1/34	758,662
654,828	FNMA, Pool #725610, 5.500%, 7/1/34	707,138
90,291	FNMA, Pool #748895, 6.000%, 12/1/33	94,659
360,534	FNMA, Pool #AD9193, 5.000%, 9/1/40	383,597
785,563	FNMA, Pool #AH8925, 4.500%, 3/1/41	817,167
985,740	FNMA, Pool #AL2860, 3.000%, 12/1/42	952,274
441,846	FNMA, Pool #AL5718, 3.500%, 9/1/44	436,799
638,991	FNMA, Pool #AR9195, 3.000%, 3/1/43	617,046
1,196,606	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,182,655
1,507,453	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,455,684
1,907,553	FNMA, Pool #AZ7347, 3.000%, 11/1/45	1,831,316
1,967,300	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,943,547
1,240,924	GNMA, Pool #5175, 4.500%, 9/20/41	1,300,477
	Total U.S. Government
	Mortgage-Backed Obligations	$20,945,117

Shares
Exchange-Traded Fund — 1.6%
iShares JP Morgan USD Emerging
Markets Bond ETF	49,202	$5,304,468

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage
	Obligations — 1.2%
$782,837	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.764%, 10/25/45(A)(B)	$772,064
783,666	CSMC Trust, Ser 2015-1, Class B3, 144a,
	3.940%, 1/25/45(A)(B)	749,691
890,285	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.868%, 12/25/44(A)(B)	868,441
772,568	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(B)	752,041
872,556	Sequoia Mortgage Trust 2015-2, Ser
	2015-2, Class A19, 144a,
	3.500%, 5/25/45(A)(B)	840,619
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,982,856

	Asset-Backed Securities — 1.0%
1,350,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	1,311,114
841,500	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2I, 144a,
	3.610%, 7/30/47	830,695
1,339,883	Wendy's Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	1,289,236
	Total Asset-Backed Securities	$3,431,045

	Agency Collateralized Mortgage
	Obligations — 0.7%
1,237,675	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	1,298,837
750,000	GNMA, Ser 2010-169, Class AW,
	4.500%, 12/20/40	778,766
7,459,648	GNMA, Ser 2012-147, Class IO,
	0.563%, 4/16/54(A)(B)(C)	258,533
	Total Agency Collateralized
	Mortgage Obligations	$2,336,136

	Commercial Mortgage-Backed Securities — 0.7%
1,400,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.659%, 1/10/43(A)(B)	1,337,870
800,000	STWD 2018-URB Mortgage Trust, Ser
	2018-URB, Class C, 144a,
	3.613%, 5/15/35(A)(B)	799,999
	Total Commercial
	Mortgage-Backed Securities	$2,137,869

4

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 0.5%
$238,000	Colombia Government International
	Bond, 5.000%, 6/15/45	$237,762
345,000	Mexico Government International
	Bond, 4.350%, 1/15/47	312,746
359,000	Province of Alberta Canada, 2.200%,
	7/26/22	345,487
417,000	Province of Ontario Canada, 1.875%,
	5/21/20	409,361
280,000	Uruguay Government International
	Bond, 4.975%, 4/20/55	280,000
	Total Sovereign Government
	Obligations	$1,585,356

	Shares

Preferred Stock — 0.0%

Utilities — 0.0%
Integrys Holding, Inc., 6.000%, 8/1/73	2,000	$51,900

Short-Term Investment Fund — 1.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	5,395,188	$5,395,188

Total Investment Securities — 99.8%
(Cost $197,303,623)		$325,813,639

Other Assets in Excess of Liabilities — 0.2%		525,031

Net Assets — 100.0%		$326,338,670

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $14,870,851 or 4.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Balanced Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$218,622,868	$—	$—	$218,622,868
Corporate Bonds	—	39,222,553	—	39,222,553
U.S. Treasury Obligations	—	22,798,283	—	22,798,283
U.S. Government Mortgage-Backed Obligations	—	20,945,117	—	20,945,117
Exchange-Traded Fund	5,304,468	—	—	5,304,468
Non-Agency Collateralized Mortgage Obligations	—	3,982,856	—	3,982,856
Asset-Backed Securities	—	3,431,045	—	3,431,045
Agency Collateralized Mortgage Obligations	—	2,336,136	—	2,336,136
Commercial Mortgage-Backed Securities	—	2,137,869	—	2,137,869
Sovereign Government Obligations	—	1,585,356	—	1,585,356
Preferred Stock	51,900	—	—	51,900
Short-Term Investment Fund	5,395,188	—	—	5,395,188
Total	$229,374,424	$96,439,215	$—	$325,813,639

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Credit Opportunities Fund – September 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 78.1%

	Consumer Discretionary — 16.9%
$524,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.625%, 2/15/25	$477,574
530,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	514,762
500,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	505,625
55,000	Aramark Services, Inc., 144a,
	5.000%, 2/1/28	53,969
230,000	Boyd Gaming Corp., 6.375%, 4/1/26	236,612
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	305,812
110,000	Carlson Travel, Inc., 144a,
	6.750%, 12/15/23	110,412
100,000	CSC Holdings LLC, 5.250%, 6/1/24	97,750
185,000	Enterprise Development Authority
	(The), 144a, 12.000%, 7/15/24	178,062
140,000	Golden Nugget, Inc., 144a,
	6.750%, 10/15/24	142,013
306,000	Group 1 Automotive, Inc.,
	5.000%, 6/1/22	304,470
550,000	Hillman Group, Inc. (The), 144a,
	6.375%, 7/15/22	495,000
600,000	IRB Holding Corp., 144a,
	6.750%, 2/15/26	588,000
33,000	Jeld-Wen, Inc., 144a, 4.625%, 12/15/25	30,442
575,000	Jeld-Wen, Inc., 144a, 4.875%, 12/15/27	523,969
385,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	4.750%, 6/1/27	370,081
101,000	L Brands, Inc., 6.875%, 11/1/35	85,345
145,000	MGM Resorts International,
	5.750%, 6/15/25	145,544
77,000	PetSmart, Inc., 144a, 5.875%, 6/1/25	63,116
714,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23(A)	714,000
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875%, 5/15/21	602,250
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	293,625
557,000	Six Flags Entertainment Corp., 144a,
	4.875%, 7/31/24	543,075
250,000	Six Flags Entertainment Corp., 144a,
	5.500%, 4/15/27	247,500
380,000	Station Casinos LLC, 144a,
	5.000%, 10/1/25	363,964
500,000	Tribune Media Co., 5.875%, 7/15/22(A)	508,750
		8,501,722

	Telecommunication Services — 13.9%
255,000	AMC Networks, Inc., 4.750%, 8/1/25	243,844
350,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	358,750
675,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a,
	5.000%, 2/1/28(A)	634,432
190,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	180,025
101,000	CenturyLink, Inc., 5.625%, 4/1/25†	98,758
423,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	322,538
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000%, 4/15/21	463,750
230,000	Frontier Communications Corp.,
	11.000%, 9/15/25	179,333
60,000	Frontier Communications Corp., 144a,
	8.500%, 4/1/26	56,700
360,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	347,850
240,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 6.500%, 10/1/24	243,600
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000%, 2/15/24	126,300
198,000	Lee Enterprises, Inc., 144a,
	9.500%, 3/15/22	205,425
500,000	Level 3 Financing, Inc.,
	5.375%, 1/15/24	499,620
385,000	Netflix, Inc., 144a, 4.875%, 4/15/28	361,900
449,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	439,459
413,000	Sinclair Television Group, Inc., 144a,
	5.125%, 2/15/27	379,444
125,000	Sinclair Television Group, Inc., 144a,
	5.875%, 3/15/26	121,888
160,000	Sirius XM Radio, Inc., 144a,
	5.000%, 8/1/27	153,954
300,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26(A)	297,750
443,000	Sprint Corp., 7.625%, 2/15/25	469,802
350,000	T-Mobile USA, Inc., 4.750%, 2/1/28	329,438
215,000	Townsquare Media, Inc., 144a,
	6.500%, 4/1/23	198,875
260,000	Videotron Ltd. (Canada), 144a,
	5.125%, 4/15/27	254,800
		6,968,235

	Energy — 9.4%
92,000	Calfrac Holdings LP, 144a,
	8.500%, 6/15/26	85,790
114,000	California Resources Corp., 144a,
	8.000%, 12/15/22	108,870
348,000	Extraction Oil & Gas, Inc., 144a,
	5.625%, 2/1/26	307,980
63,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	62,212
995,000	FTS International, Inc., 6.250%, 5/1/22	957,688

7

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 78.1% (Continued)

	Energy — (Continued)
$106,000	Great Western Petroleum LLC / Great
	Western Finance Corp., 144a,
	9.000%, 9/30/21	$104,410
310,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	282,100
255,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	232,688
250,000	Murphy Oil Corp., 6.875%, 8/15/24	264,657
27,000	Murray Energy Corp., 144a,
	11.250%, 4/15/21	19,305
167,000	Murray Energy Corp., 144a,
	12.000%, 4/15/24(B)	111,890
99,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.375%, 1/15/25	99,248
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250%, 6/1/24	521,250
115,000	Peabody Energy Corp., 144a,
	6.000%, 3/31/22	117,012
122,000	Rowan Cos., Inc., 7.375%, 6/15/25	121,390
220,000	SRC Energy, Inc., 6.250%, 12/1/25	206,800
207,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.500%, 8/15/22	206,224
347,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	333,988
89,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 5.875%, 4/15/26	91,781
105,000	Vine Oil & Gas LP / Vine Oil & Gas
	Finance Corp., 144a,
	9.750%, 4/15/23	105,000
50,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	51,250
239,000	Whiting Petroleum Corp.,
	6.250%, 4/1/23	247,365
80,000	Whiting Petroleum Corp.,
	6.625%, 1/15/26	83,200
		4,722,098

	Health Care — 8.1%
92,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	91,770
18,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	18,608
443,000	BioScrip, Inc., 8.875%, 2/15/21†	419,742
160,000	Centene Corp., 4.750%, 1/15/25	159,600
95,000	Centene Corp., 6.125%, 2/15/24(A)	99,750
246,000	DJO Finance LLC / DJO Finance Corp.,
	10.750%, 4/15/20	244,155
410,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125%, 6/15/21	418,712
322,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	331,080
102,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	109,650
100,000	HCA, Inc., 7.690%, 6/15/25	111,750
222,000	Hill-Rom Holdings, Inc., 144a,
	5.000%, 2/15/25	217,078
23,000	Immucor, Inc., 144a, 11.125%, 2/15/22	23,288
295,000	Molina Healthcare, Inc.,
	5.375%, 11/15/22	299,794
110,000	Molina Healthcare, Inc., 144a,
	4.875%, 6/15/25	108,075
258,000	Sotera Health Holdings LLC, 144a,
	6.500%, 5/15/23	265,740
220,000	Tenet Healthcare Corp.,
	4.625%, 7/15/24	213,950
424,000	Tenet Healthcare Corp.,
	7.000%, 8/1/25†	418,700
199,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	191,538
110,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.625%, 12/1/21	109,588
100,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.500%, 3/15/22	104,000
85,000	WellCare Health Plans, Inc., 144a,
	5.375%, 8/15/26	86,488
		4,043,056

	Materials — 6.7%
145,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	141,919
214,000	Constellium NV (Netherlands), 144a,
	5.750%, 5/15/24	212,662
23,000	Constellium NV (Netherlands), 144a,
	5.875%, 2/15/26	22,511
530,000	Crown Americas LLC / Crown
	Americas Capital Corp. VI, 144a,
	4.750%, 2/1/26	506,150
135,000	First Quantum Minerals Ltd. (Canada),
	144a, 6.875%, 3/1/26	122,681
109,000	Freeport-McMoRan, Inc.,
	4.000%, 11/14/21	108,046
210,000	Freeport-McMoRan, Inc.,
	5.400%, 11/14/34(A)	197,400
160,000	Freeport-McMoRan, Inc.,
	5.450%, 3/15/43	145,600
93,000	HB Fuller Co., 4.000%, 2/15/27	83,700
300,000	Hecla Mining Co., 6.875%, 5/1/21	300,750
163,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	167,482
100,000	New Gold, Inc., 144a, 6.375%, 5/15/25	83,000
625,000	New Gold, Inc. (Canada), 144a,
	6.250%, 11/15/22	545,312

8

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 78.1% (Continued)

	Materials — (Continued)
$120,000	Olin Corp., 5.000%, 2/1/30	$111,900
221,000	Platform Specialty Products Corp.,
	144a, 5.875%, 12/1/25	218,076
91,000	Starfruit Finco BV / Starfruit US Holdco
	LLC, 144a, 8.000%, 10/1/26	92,365
151,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.
	(Luxembourg), 144a,
	5.375%, 9/1/25	145,572
190,000	Venator Finance SARL / Venator
	Materials LLC, 144a,
	5.750%, 7/15/25	171,950
		3,377,076

	Industrials — 6.3%
462,000	Air Medical Group Holdings, Inc., 144a,
	6.375%, 5/15/23	414,645
96,000	Avolon Holdings Funding Ltd., 144a,
	5.125%, 10/1/23	97,035
139,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 12/1/24	146,645
111,000	Builders FirstSource, Inc., 144a,
	5.625%, 9/1/24	106,699
100,000	BWAY Holding Co., 144a,
	5.500%, 4/15/24	98,375
81,000	BWX Technologies, Inc., 144a,
	5.375%, 7/15/26	81,304
28,000	Core & Main LP, 144a, 6.125%, 8/15/25	26,740
30,000	DAE Funding LLC, 144a,
	4.500%, 8/1/22	29,250
250,000	KAR Auction Services, Inc., 144a,
	5.125%, 6/1/25	242,500
170,000	Multi-Color Corp., 144a,
	4.875%, 11/1/25	158,950
286,000	Novelis Corp., 144a, 5.875%, 9/30/26	279,422
273,000	RBS Global, Inc. / Rexnord LLC, 144a,
	4.875%, 12/15/25	260,032
95,000	Refinitiv US Holdings, Inc., 144a,
	8.250%, 11/15/26	94,424
69,000	TransDigm, Inc., 6.000%, 7/15/22	70,121
250,000	TransDigm, Inc., 6.500%, 5/15/25	254,688
350,000	Tutor Perini Corp., 144a,
	6.875%, 5/1/25	359,625
51,000	United Rentals North America, Inc.,
	4.875%, 1/15/28	47,812
375,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	384,844
		3,153,111

	Information Technology — 6.1%
45,000	ACI Worldwide, Inc., 144a,
	5.750%, 8/15/26	45,731
52,000	Fair Isaac Corp., 144a, 5.250%, 5/15/26	52,455
245,000	Genesys Telecommunications
	Laboratories, Inc./Greeneden Lux 3
	SARL/Greeneden US Ho, 144a,
	10.000%, 11/30/24	271,338
526,000	NCR Corp., 5.000%, 7/15/22	521,726
495,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.000%, 2/1/25(A)	485,100
550,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	536,250
320,000	Radiate Holdco LLC / Radiate Finance,
	Inc., 144a, 6.625%, 2/15/25	299,200
647,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	645,382
200,000	Solera LLC / Solera Finance, Inc., 144a,
	10.500%, 3/1/24	218,500
		3,075,682

	Financials — 5.0%
558,000	Acrisure LLC / Acrisure Finance, Inc.,
	144a, 7.000%, 11/15/25	520,307
588,000	ASP AMC Merger Sub, Inc., 144a,
	8.000%, 5/15/25	446,880
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22(A)	769,688
315,000	Quicken Loans, Inc., 144a,
	5.250%, 1/15/28	292,556
498,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	466,252
		2,495,683

	Consumer Staples — 2.3%
380,000	B&G Foods, Inc., 5.250%, 4/1/25	362,900
310,000	Centene Escrow I Corp., 144a,
	5.375%, 6/1/26	317,394
120,000	Clearwater Seafoods, Inc. (Canada),
	144a, 6.875%, 5/1/25	115,800
115,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	112,269
245,000	Simmons Foods, Inc., 144a,
	5.750%, 11/1/24	187,731
70,000	Simmons Foods, Inc., 144a,
	7.750%, 1/15/24	72,450
		1,168,544

	Real Estate — 2.1%
521,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	504,068
225,000	GEO Group, Inc. (The) REIT,
	6.000%, 4/15/26	215,438
351,000	Iron Mountain, Inc. REIT, 144a,
	5.250%, 3/15/28	325,552
		1,045,058

9

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 78.1% (Continued)

	Utilities — 1.3%
$306,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	$306,000
200,000	Vistra Energy Corp., 7.625%, 11/1/24	215,250
151,000	Vistra Operations Co. LLC, 144a,
	5.500%, 9/1/26	152,699
		673,949
	Total Corporate Bonds	$39,224,214

	Bank Loans(C) — 14.1%

	Industrials — 2.9%
298,774	Air Medical Group Holdings Inc, 2018
	Term Loan (LIBOR +3.250%),
	5.383%, 4/28/22	293,918
266,427	Cumulus Media New Holdings Inc.,
	Exit Term Loan (LIBOR +4.500%),
	6.750%, 5/13/22(D)	263,153
83,670	Engility Corporation, New Term B-2
	Loan (LIBOR +2.750%), 4.992%,
	8/14/23	83,862
56,692	Envigo Laboratories Inc, First Lien
	Dollar Term Loan (LIBOR +8.500%),
	10.840%, 10/28/21	55,983
442,362	Forterra Finance LLC, Replacement
	Term Loan (LIBOR +3.000%),
	5.242%, 10/25/23	422,801
124,438	Sequa Mezzanine Holdings LLC, Initial
	Loan (Second Lien) (LIBOR
	+9.000%), 11.200%, 4/28/22	122,260
238,930	Sequa Mezzanine Holdings LLC, Initial
	Term Loan (First Lien) (LIBOR
	+5.000%), 7.186%, 11/28/21(D)	234,748
		1,476,725

	Health Care — 2.3%
150,000	Air Methods Corporation, Initial Term
	Loan (LIBOR +3.500%), 5.886%,
	4/21/24	136,383
352,985	BPA Laboratories, Inc., Term Loan
	(Second Lien) (LIBOR +7.750%),
	10.136%, 4/29/20	325,922
247,457	DJO Finance LLC, Initial Term Loan
	(LIBOR +3.250%), 5.540%, 6/8/20	247,304
117,372	General Nutrition Center, Inc., First in
	last Out Term Loan (LIBOR+7.000%),
	9.250%, 12/31/22	120,110
101,653	General Nutrition Centers, Inc.,
	Extended Term Loan B (LIBOR
	+8.750%), 11.000%, 3/4/21	99,874
238,442	Radnet Management Inc, Term B-1
	Loan (First Lien) (LIBOR +3.750%),
	6.090%, 6/30/23	239,813
		1,169,406

	Consumer Discretionary — 2.1%
179,469	Academy Ltd, Initial Term Loan (LIBOR
	+4.000%), 6.104%, 7/1/22	139,088
239,693	Aristocrat Technologies Inc, Term B-3
	Loan (LIBOR +1.750%), 10/19/24(D)	239,379
165,958	Jeld-Wen, Inc., Term B-4 Loan (LIBOR
	+2.000%), 4.386%, 12/14/24	166,303
263,815	Petco Animal Supplies Inc, Term Loan
	(LIBOR +3.250%), 5.592%, 1/26/23	213,460
39,897	PetSmart, Inc., Tranche B-2 Loan
	(LIBOR+3.000%), 3/11/22(D)	34,751
249,373	Scientific Games International, Inc.,
	Initial Term B-5 Loan
	(LIBOR+2.750%), 8/14/24(D)	248,907
		1,041,888

	Financials — 1.6%
130,673	Acrisure LLC, 1st Lien 2018-1
	Additional Term Loan (LIBOR
	+3.750%), 5.992%, 11/22/23	130,891
427,946	Asurion LLC, Second Lien
	Replacement B-2 Term Loan (LIBOR
	+6.500%), 8.742%, 8/4/25	439,449
234,081	HUB International Ltd., Initial Term
	Loan (LIBOR +3.000%), 5.335%,
	4/25/25	234,490
		804,830

	Telecommunication Services — 1.5%
42,151	Applied Systems Inc, Second Lien
	Initial Term Loan (LIBOR +7.000%),
	9.386%, 9/19/25	42,809
221,014	Checkout Holding Corp, Term B Loan
	(First Lien) (LIBOR +3.500%), 5.813%,
	4/9/21	90,755
104,140	Infoblox, Inc., Refinancing Term Loan
	(LIBOR+4.500%), 6.742%, 11/7/23	104,687
497,487	WideOpenWest Finance LLC,
	Refinancing Term B Loan (LIBOR
	+3.250%), 5.408%, 8/18/23	486,707
		724,958

	Energy — 1.4%
100,000	California Resources Corp., Term Loan
	(LIBOR +10.375%), 12.617%,
	12/31/21	110,792
96,739	California Resources Corp., Term Loan
	(LIBOR +4.750%), 6.962, 12/31/22	98,149
34,111	Emerald 2 Limited, Facility B1 (LIBOR
	+4.000%), 6.345%, 5/14/21	34,168
46,697	FTS International Inc, Initial Term Loan
	(LIBOR +4.750%), 7.172%, 4/16/21	46,930
58,724	Gulf Finance LLC, Tranche B Term Loan
	(LIBOR +5.250%), 7.640%, 8/25/23	49,097

10

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 14.1% (Continued)

	Energy — (Continued)
$177,840	Murray Energy Corporation,
	Superpriority Term B-2 Loan
	(LIBOR+7.250%), 9.492%, 10/17/22	$162,820
63,500	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loan
	(Marshall Islands) (LIBOR +6.000%),
	8.386%, 2/21/21	60,182
57,281	Traverse Midstream Partners LLC,
	Advance (LIBOR +4.000%), 6.600%,
	9/27/24	57,663
116,410	Ultra Resources, Inc., Senior Secured
	Term Loan (LIBOR +3.000%),
	5.165%, 4/12/24	104,672
		724,473

	Information Technology — 1.1%
51,799	Diebold Nixdorf Incorporated, New
	Dollar Term B Loan (PRIME
	+1.750%), 4.937%, 11/6/23(D)	44,288
137,586	Diebold Nixdorf Incorporated, Term
	Loan A1 (LIBOR +9.250%), 11.500%,
	8/24/22	143,508
187,159	Evergreen Skills Lux Sarl, First Lien
	Initial Term Loan (LIBOR +4.750%),
	6.992%, 4/28/21	177,412
48,271	Optiv Inc, First Lien Initial Term Loan
	(First Lien) (LIBOR +3.250%), 5.500%,
	2/1/24	46,898
131,068	Veritas US Inc, New Dollar Term B Loan
	(LIBOR +4.500%), 6.778%, 1/27/23(D)	127,628
		539,734

	Materials — 0.4%
203,939	BWay Holding Company, Initial Term
	Loan (LIBOR +3.250%), 5.581%,
	4/3/24(D)	203,684

	Real Estate — 0.4%
196,102	Iron Mountain Information
	Management LLC, Term Loan A
	(LIBOR +1.750%), 6/5/23(D)	194,631

	Utilities — 0.3%
138,217	Vistra Operations Company LLC, 2018
	Incremental Term Loan (LIBOR
	+2.000%), 4.181%, 12/31/25(D)	138,321

	Consumer Staples — 0.1%
46,533	Energizer Holdings, Inc., First Lien
	Term Loan B
	(LIBOR+2.250%), 6/20/25(D)	46,679
8,733	Revlon Consumer Products Corp.,
	Initial Term B Loan (LIBOR+3.500%),
	5.813%, 9/7/23	6,646
		53,325
	Total Bank Loans	$7,071,975

	Asset-Backed Securities — 4.1%
500,000	Bain Capital Credit CLO 2018-1, Ser
	2018-1A, Class SUB, (Cayman
	Islands), 144a, 4/23/31(E)	487,906
500,000	Dryden XXVIII Senior Loan Fund, Ser
	2013-28A, Class B2LR, (Cayman
	Islands), 144a, (3M LIBOR +6.450%),
	8.764%, 8/15/30(F)	507,672
250,000	Greenwood Park CLO Ltd., Ser
	2018-1A, Class SUB, (Cayman
	Islands), 144a, 4/15/31(E)	241,960
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, (Cayman
	Islands), 144a, 7/20/26(E)	194,780
500,000	OZLM XXI, Ser 2017-21A, Class SUB,
	(Cayman Islands), 144a, 1/20/31(E)	439,227
250,000	Venture XVIII CLO Ltd., Ser 2014-18A,
	Class SUB, (Cayman Islands), 144a,
	10/15/29(E)	178,915
	Total Asset-Backed Securities	$2,050,460

Shares

	Common Stocks — 1.7%

	Information Technology — 1.4%
692,722	Eagle Topco Ltd.*	282,607
8,386	MModal LLC	417,204
		699,811

	Industrials — 0.0%
1,299	Cumulus Media New Holdings	20,134

	Energy — 0.3%
74,381	Trident, Class A Templar Restructure*	55,785
11,748	Trident, Templar Restructure*	70,488
		126,273
	Total Common Stocks	$846,218

	Number
	of	Notional
	Contracts	Amount

Purchased Call Options — 0.0%
VIX, Strike @20.00, Exp 10/17(A)	60	$72,720	$1,800

Shares

Warrants — 0.0%

Health Care — 0.0%
1,889	Envigo Laboratories, Inc. (Fka Bpa
Laboratories Inc.)Series B
	Warrant(G)*	—
1,179	Envigo Laboratories, Inc. (Fka Bpa
Laboratories Inc.)Series A
	Warrant(G)*	—
	Total Warrants	$—

11

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

		Market
Shares		Value

	Short-Term Investment Funds — 7.0%
2,569,694	Dreyfus Government Cash
	Management, Institutional
	Shares, 1.95%∞Ω	$2,569,694
923,771	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.97%**∞Ω	923,771
	Total Short-Term Investment Funds	$3,493,465

Total Long Positions — 105.0%
(Cost $52,833,009)		$52,688,132

Principal
Amount

Securities Sold Short — (0.7%)

Corporate Bond — (0.7%)

Financials — (0.7%)
$(350,000)	Uniti Group LP / Uniti Fiber
Holdings Inc / CSL Capital LLC,
144a, 7.125%, 12/14/24	$(320,250)
Total Corporate Bond	$(320,250)

Total Securities Sold Short
(Proceeds $318,500)	$(320,250)

Total Investment Securities — 104.3%
(Cost $52,514,509)	$52,367,882

Liabilities in Excess of Other Assets — (4.3%)	(2,181,179)

Net Assets — 100.0%	$50,186,703

(A)	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of September 30, 2018 was $2,013,256.

(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.

(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of September 30, 2018.

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(F)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(G)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $896,014.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $ 29,241,710 or 58.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

12

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$39,224,214	$—	$39,224,214
Bank Loans	—	7,071,975	—	7,071,975
Asset-Backed Securities	—	2,050,460	—	2,050,460
Common Stocks	—	846,218	—	846,218
Purchased Call Options Equity Contracts	1,800	—	—	1,800
Warrants	—	—	—	—
Short-Term Investment Funds	3,493,465	—	—	3,493,465
Total Assets	$3,495,265	$49,192,867	$—	$52,688,132
Liabilities:
Securities Sold Short
Corporate Bond	$—	$(320,250)	$—	$(320,250)
Total Liabilities	$—	$(320,250)	$—	$(320,250)
Total	$3,495,265	$48,872,617	$—	$52,367,882

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone International Equity Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.4%

United Kingdom — 27.5%

Consumer Discretionary — 13.8%
BCA Marketplace PLC	1,616,766	$4,298,900
Compass Group PLC	209,615	4,660,462
InterContinental Hotels Group PLC	61,000	3,797,097
ITV PLC	3,010,000	6,177,659
WPP PLC	370,000	5,418,520

Consumer Staples — 3.2%
Reckitt Benckiser Group PLC	62,500	5,709,407

Health Care — 0.6%
Indivior PLC*	431,000	1,033,695

Industrials — 2.4%
Experian PLC	167,000	4,285,254

Information Technology — 4.0%
Auto Trader Group PLC, 144a	705,000	4,101,182
AVEVA Group PLC	80,000	3,017,648

Real Estate — 3.5%
Foxtons Group PLC	1,750,000	1,213,472
Savills PLC	490,000	4,988,048
Total United Kingdom		48,701,344

Switzerland — 8.7%

Consumer Staples — 3.6%
Nestle SA	77,000	6,409,220

Health Care — 2.9%
Novartis AG	60,000	5,164,708

Industrials — 2.2%
Adecco Group AG	72,000	3,784,850
Total Switzerland		15,358,778

France — 8.2%

Consumer Discretionary — 7.3%
Eutelsat Communications SA	185,000	4,373,207
JCDecaux SA	111,000	4,059,608
Renault SA	51,000	4,411,596

Industrials — 0.9%
Edenred	43,000	1,638,621
Total France		14,483,032

Canada — 7.2%

Consumer Discretionary — 2.9%
Uni-Select, Inc.†	300,000	5,107,421

Information Technology — 2.7%
BlackBerry Ltd.*	419,000	4,768,220

Materials — 1.6%
Pretium Resources, Inc.*†	389,000	2,960,290
Total Canada		12,835,931

Germany — 6.5%

Industrials — 3.2%
Brenntag AG	93,000	5,735,443

Information Technology — 3.3%
SAP SE	47,000	5,779,283
Total Germany		11,514,726

United States — 4.4%

Health Care — 2.8%
Medtronic, Inc.	51,000	5,016,870

Information Technology — 1.6%
Mastercard, Inc. - Class A	12,500	2,782,625
Total United States		7,799,495

Japan — 4.1%

Consumer Discretionary — 2.1%
USS Co. Ltd.	202,000	3,749,892

Industrials — 2.0%
FANUC Corp.	18,700	3,518,083
Total Japan		7,267,975

India — 4.1%

Consumer Discretionary — 1.3%
PC Jeweller Ltd.	2,600,000	2,238,124

Financials — 2.8%
Indian Energy Exchange Ltd., 144a	43,000	953,071
Shriram Transport Finance Co. Ltd.	255,000	4,049,624
Total India		7,240,819

China — 3.8%

Information Technology — 3.8%
Baidu, Inc. ADR*	15,000	3,430,200
Tencent Holdings Ltd.	80,000	3,266,466
Total China		6,696,666

Denmark — 3.1%

Industrials — 3.1%
ISS A/S	156,000	5,480,788

Spain — 2.5%

Utilities — 2.5%
Red Electrica Corp. SA	212,000	4,431,972

14

Touchstone International Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.4% (Continued)

Mexico — 2.5%

Consumer Staples — 2.5%
Gruma SAB de CV - Class B	346,000	$4,398,678

Greece — 2.5%

Consumer Discretionary — 2.5%
OPAP SA	415,000	4,355,791

South Korea — 2.1%

Information Technology — 2.1%
NAVER Corp.	5,800	3,743,666

Jersey — 2.0%

Materials — 2.0%
Randgold Resources Ltd.	50,000	3,536,451

Netherlands — 1.7%

Energy — 1.7%
Core Laboratories NV	26,000	3,011,580

Brazil — 1.7%

Health Care — 1.7%
Qualicorp Consultoria e Corretora de
Seguros SA	740,000	2,972,057

Australia — 1.4%

Materials — 1.4%
Northern Star Resources Ltd.	400,000	2,401,426

Belgium — 0.4%

Information Technology — 0.4%
Melexis NV.	10,000	774,095
Total Common Stocks		$167,005,270

Short-Term Investment Funds — 7.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	9,445,783	9,445,783
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	3,255,063	3,255,063
Total Short-Term Investment Funds		$12,700,846

Total Investment Securities — 101.6%
(Cost $169,455,286)		$179,706,116

Liabilities in Excess of Other Assets — (1.6%)		(2,777,097)

Net Assets — 100.0%		$176,929,019

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $3,213,753.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $5,054,253 or 2.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

15

Touchstone International Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$8,530,020	$40,171,324	$—	$48,701,344
Switzerland	—	15,358,778	—	15,358,778
France	8,432,815	6,050,217	—	14,483,032
Canada	12,835,931	—	—	12,835,931
Germany	—	11,514,726	—	11,514,726
United States	7,799,495	—	—	7,799,495
Japan	—	7,267,975	—	7,267,975
India	953,071	6,287,748	—	7,240,819
China	3,430,200	3,266,466	—	6,696,666
Denmark	—	5,480,788	—	5,480,788
Spain	—	4,431,972	—	4,431,972
Mexico	4,398,678	—	—	4,398,678
Greece	4,355,791	—	—	4,355,791
South Korea	—	3,743,666	—	3,743,666
Jersey	—	3,536,451	—	3,536,451
Netherlands	3,011,580	—	—	3,011,580
Brazil	2,972,057	—	—	2,972,057
Australia	—	2,401,426	—	2,401,426
Belgium	—	774,095	—	774,095
Short-Term Investment Funds	12,700,846	—	—	12,700,846
Total	$69,420,484	$110,285,632	$—	$179,706,116

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone International Growth Opportunities Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.8%

China — 42.6%

Consumer Discretionary — 10.9%
ANTA Sports Products Ltd.	165,000	$787,683
Ctrip.com International Ltd. ADR*	61,865	2,299,522
New Oriental Education &
Technology Group, Inc. ADR*	18,810	1,392,128

Consumer Staples — 3.0%
Kweichow Moutai Co. Ltd. - Class A	5,800	615,530
Wuliangye Yibin Co. Ltd. - Class A	60,528	597,398

Information Technology — 25.7%
58.com, Inc. ADR*	14,730	1,084,128
Alibaba Group Holding Ltd. ADR*	18,710	3,082,660
Autohome, Inc. ADR	16,310	1,262,557
Baidu, Inc. ADR*	2,555	584,277
Sunny Optical Technology
Group Co. Ltd.	16,400	189,339
Tencent Holdings Ltd.	57,425	2,344,710
Weibo Corp. ADR*	20,030	1,464,794
YY, Inc. ADR*	6,685	500,840

Utilities — 3.0%
ENN Energy Holdings Ltd.	144,000	1,250,838
Total China		17,456,404

Canada — 8.3%

Financials — 4.9%
Toronto-Dominion Bank (The)	32,595	1,980,708

Industrials — 3.4%
Canadian Pacific Railway Ltd.	6,615	1,401,983
Total Canada		3,382,691

France — 7.7%

Industrials — 4.4%
Safran SA	12,940	1,811,910

Information Technology — 3.3%
Capgemini SE	3,250	409,168
Ubisoft Entertainment SA*	8,730	942,671
Total France		3,163,749

Switzerland — 7.0%

Consumer Staples — 2.8%
Coca-Cola HBC AG	34,065	1,160,572

Financials — 1.5%
Julius Baer Group Ltd.	11,765	587,969

Health Care — 2.7%
Sonova Holding AG	5,600	1,111,421
Total Switzerland		2,859,962

India — 6.7%

Financials — 6.7%
HDFC Bank Ltd. ADR	20,295	1,909,760
IndusInd Bank Ltd.	35,540	829,082
Total India		2,738,842

Japan — 6.6%

Consumer Discretionary — 1.2%
Suzuki Motor Corp.	8,700	498,607

Industrials — 3.5%
Recruit Holdings Co. Ltd.	42,800	1,429,583

Information Technology — 1.9%
Nexon Co. Ltd.*	60,800	794,748
Total Japan		2,722,938

Singapore — 5.0%

Financials — 5.0%
DBS Group Holdings Ltd.	107,300	2,046,979

Germany — 4.4%

Information Technology — 4.4%
SAP SE	14,655	1,802,030

Sweden — 3.0%

Information Technology — 3.0%
Hexagon AB	20,805	1,218,065

Brazil — 2.4%

Consumer Discretionary — 1.5%
Magazine Luiza SA	19,800	603,038

Information Technology — 0.9%
Pagseguro Digital Ltd. - Class A*	13,015	360,125
Total Brazil		963,163

Israel — 2.1%

Information Technology — 2.1%
Nice Ltd. ADR*	7,515	860,242

United Kingdom — 2.0%

Consumer Discretionary — 2.0%
InterContinental Hotels Group PLC	13,125	816,998

Indonesia — 1.0%

Telecommunication Services — 1.0%
Telekomunikasi Indonesia Persero Tbk
PT	1,760,100	430,829

17

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.8% (Continued)

Austria — 1.0%

Information Technology — 1.0%
ams AG	7,280	$409,753
Total Common Stocks		$40,872,645

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	96,087	$96,087

Total Investment Securities — 100.1%
(Cost $39,685,232)		$40,968,732

Liabilities in Excess of Other Assets — (0.1%)		(22,212)

Net Assets — 100.0%		$40,946,520

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$12,921,744	$4,534,660	$—	$17,456,404
Canada	3,382,691	—	—	3,382,691
France	—	3,163,749	—	3,163,749
Switzerland	—	2,859,962	—	2,859,962
India	1,909,760	829,082	—	2,738,842
Japan	—	2,722,938	—	2,722,938
Singapore	—	2,046,979	—	2,046,979
Germany	—	1,802,030	—	1,802,030
Sweden	—	1,218,065	—	1,218,065
Brazil	963,163	—	—	963,163
Israel	860,242	—	—	860,242
United Kingdom	—	816,998	—	816,998
Indonesia	—	430,829	—	430,829
Austria	—	409,753	—	409,753
Short-Term Investment Fund	96,087	—	—	96,087
Total	$20,133,687	$20,835,045	$—	$40,968,732

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.7%

Japan — 29.5%

Consumer Discretionary — 2.6%
Marui Group Co. Ltd.	182,300	$4,498,046
Sega Sammy Holdings, Inc.	180,800	2,665,957

Consumer Staples — 4.3%
Lion Corp.	194,700	4,324,216
Nippon Suisan Kaisha Ltd.	734,200	4,784,631
Pigeon Corp.	49,900	2,812,090

Energy — 1.2%
Cosmo Energy Holdings Co. Ltd.	80,000	3,294,115

Financials — 2.1%
Fukuoka Financial Group, Inc.	84,800	2,332,048
Zenkoku Hosho Co. Ltd.	86,400	3,452,497

Health Care — 3.9%
Medipal Holdings Corp.	144,400	3,016,772
Rohto Pharmaceutical Co. Ltd.	100,500	3,531,458
Takara Bio, Inc.	151,900	4,215,137

Industrials — 6.4%
Japan Airport Terminal Co. Ltd.	65,200	2,965,969
Kamigumi Co. Ltd.	140,100	3,088,183
Kandenko Co. Ltd.	306,600	3,167,327
Seino Holdings Co. Ltd.	173,300	2,618,536
TechnoPro Holdings, Inc.	56,400	3,500,661
Toda Corp.	324,300	2,341,625

Information Technology — 4.3%
Azbil Corp.	110,800	2,409,262
Capcom Co. Ltd.	135,100	3,426,272
Nihon Unisys Ltd.	155,900	4,021,403
Taiyo Yuden Co. Ltd.	91,200	2,049,859

Materials — 2.8%
Sumitomo Bakelite Co. Ltd.	88,600	3,985,738
Tokai Carbon Co. Ltd.†	198,700	3,897,603

Real Estate — 1.9%
Katitas Co. Ltd.†	67,700	2,061,779
Open House Co. Ltd.	62,800	3,093,839
Total Japan		81,555,023

United Kingdom — 14.5%

Consumer Discretionary — 1.3%
SSP Group PLC	376,215	3,552,945

Consumer Staples — 1.1%
Britvic PLC	307,522	3,130,427

Energy — 2.7%
Petrofac Ltd.	378,487	3,182,627
Premier Oil PLC*	2,401,341	4,304,905

Financials — 2.3%
IG Group Holdings PLC	283,292	2,341,012
Intermediate Capital Group PLC	287,631	4,079,578

Health Care — 2.0%
Abcam PLC	168,531	3,145,595
Dechra Pharmaceuticals PLC	82,270	2,334,078

Industrials — 2.7%
HomeServe PLC	306,954	4,094,743
Pagegroup PLC	435,332	3,243,993

Information Technology — 1.4%
Electrocomponents PLC	404,614	3,785,223

Utilities — 1.0%
Pennon Group PLC	304,105	2,826,300
Total United Kingdom		40,021,426

Australia — 7.9%

Energy — 2.8%
Beach Energy Ltd.	2,812,833	4,354,727
WorleyParsons Ltd.	221,971	3,278,502

Health Care — 0.9%
Ansell Ltd.	141,858	2,587,617

Industrials — 0.8%
Seven Group Holdings Ltd.	140,621	2,297,228

Materials — 1.8%
BlueScope Steel Ltd.	205,377	2,518,904
St Barbara Ltd.	924,750	2,334,265

Real Estate — 1.6%
Charter Hall Group REIT	853,555	4,418,043
Total Australia		21,789,286

Switzerland — 5.9%

Consumer Discretionary — 1.1%
Forbo Holding AG	1,937	3,106,493

Health Care — 1.2%
Galenica AG, 144a	59,166	3,375,236

Industrials — 2.3%
Sulzer AG	30,149	3,614,491
Wizz Air Holdings PLC, 144a*	71,243	2,666,184

Telecommunication Services — 1.3%
Sunrise Communications Group AG,
144a	38,962	3,530,684
Total Switzerland		16,293,088

Canada — 5.8%

Consumer Discretionary — 0.9%
Great Canadian Gaming Corp.*	73,564	2,636,948

19

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 100.7% (Continued)

Canada — (Continued)

Energy — 2.5%
Enerplus Corp.	251,332	$3,103,585
Parkland Fuel Corp.	112,264	3,772,988

Industrials — 1.6%
Finning International, Inc.	176,333	4,307,131

Utilities — 0.8%
Capital Power Corp.	97,187	2,145,164
Total Canada		15,965,816

Germany — 5.3%

Consumer Discretionary — 0.9%
Stroeer SE & Co. KGaA	42,578	2,432,403

Financials — 1.1%
Deutsche Pfandbriefbank AG, 144a	212,265	3,173,059

Industrials — 0.8%
Rheinmetall AG	21,891	2,288,264

Information Technology — 1.4%
Software AG	82,753	3,767,671

Real Estate — 1.1%
TAG Immobilien AG	130,640	3,112,675
Total Germany		14,774,072

Netherlands — 4.2%

Financials — 3.0%
ASR Nederland NV	106,847	5,092,961
Euronext NV, 144a	49,568	3,256,878

Materials — 1.2%
AMG Advanced Metallurgical Group
NV	68,566	3,184,211
Total Netherlands		11,534,050

Luxembourg — 2.5%

Materials — 1.0%
Orion Engineered Carbons SA	84,984	2,727,986

Real Estate — 1.5%
Grand City Properties SA	165,646	4,297,930
Total Luxembourg		7,025,916

Sweden — 2.5%

Consumer Discretionary — 0.7%
Dometic Group AB, 144a	236,269	2,067,004

Health Care — 0.9%
Getinge AB - Class B	205,453	2,367,215

Real Estate — 0.9%
Hemfosa Fastigheter AB	187,590	2,589,526
Total Sweden		7,023,745

Norway — 2.5%

Consumer Staples — 1.1%
Leroy Seafood Group ASA	376,747	3,074,617

Financials — 1.4%
Storebrand ASA	429,116	3,833,660
Total Norway		6,908,277

France — 2.4%

Industrials — 1.3%
Rexel SA	242,451	3,641,748

Information Technology — 1.1%
Alten SA	28,277	2,908,932
Total France		6,550,680

Denmark — 2.3%

Financials — 1.1%
Topdanmark A/S	68,426	3,127,343

Information Technology — 1.2%
SimCorp A/S	37,281	3,225,017
Total Denmark		6,352,360

Spain — 2.2%

Health Care — 1.0%
Almirall SA	145,619	2,921,874

Materials — 1.2%
Ence Energia y Celulosa SA	320,229	3,245,676
Total Spain		6,167,550

Italy — 1.9%

Energy — 1.1%
Saras SpA	1,383,868	2,961,219

Industrials — 0.8%
Interpump Group SpA	68,302	2,234,375
Total Italy		5,195,594

Ireland — 1.7%

Consumer Staples — 0.9%
Greencore Group PLC	1,013,397	2,444,928

Health Care — 0.8%
UDG Healthcare PLC	251,662	2,228,449
Total Ireland		4,673,377

20

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 100.7% (Continued)

India — 1.6%

Information Technology — 1.6%
WNS Holdings Ltd. ADR*	86,391	$4,384,343

Finland — 1.6%

Consumer Discretionary — 1.6%
Amer Sports Oyj	106,348	4,345,773

Jordan — 1.4%

Health Care — 1.4%
Hikma Pharmaceuticals PLC	161,983	3,900,249

Singapore — 1.2%

Industrials — 1.2%
ComfortDelGro Corp. Ltd.	1,878,300	3,338,193

Argentina — 1.2%

Information Technology — 1.2%
Globant SA*	56,255	3,318,482

New Zealand — 1.1%

Telecommunication Services — 1.1%
Spark New Zealand Ltd.	1,154,250	3,098,079

South Korea — 0.8%

Consumer Staples — 0.8%
Orion Corp./Republic of Korea	25,140	2,391,048

Hong Kong — 0.7%

Consumer Discretionary — 0.7%
Melco International Development
Ltd.	971,000	1,933,033
Total Common Stocks		$278,539,460

Exchange-Traded Fund — 1.2%

United States — 1.2%
iShares MSCI EAFE Small-Cap ETF	51,935	$3,234,512

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	3,332	3,332
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	6,124,834	6,124,834
Total Short-Term Investment Funds		$6,128,166

Total Investment Securities — 104.1%
(Cost $253,831,643)		$287,902,138

Liabilities in Excess of Other Assets — (4.1%)		(11,376,236)

Net Assets — 100.0%		$276,525,902

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $5,806,323.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $14,895,986 or 5.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

21

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$81,555,023	$—	$81,555,023
United Kingdom	5,486,607	34,534,819	—	40,021,426
Australia	—	21,789,286	—	21,789,286
Switzerland	—	16,293,088	—	16,293,088
Canada	15,965,816	—	—	15,965,816
Germany	—	14,774,072	—	14,774,072
Netherlands	—	11,534,050	—	11,534,050
Luxembourg	2,727,986	4,297,930	—	7,025,916
Sweden	2,367,215	4,656,530	—	7,023,745
Norway	3,074,617	3,833,660	—	6,908,277
France	—	6,550,680	—	6,550,680
Denmark	—	6,352,360	—	6,352,360
Spain	—	6,167,550	—	6,167,550
Italy	2,961,219	2,234,375	—	5,195,594
Ireland	2,444,928	2,228,449	—	4,673,377
India	4,384,343	—	—	4,384,343
Finland	—	4,345,773	—	4,345,773
Jordan	—	3,900,249	—	3,900,249
Singapore	—	3,338,193	—	3,338,193
Argentina	3,318,482	—	—	3,318,482
New Zealand	—	3,098,079	—	3,098,079
South Korea	2,391,048	—	—	2,391,048
Hong Kong	—	1,933,033	—	1,933,033
Exchange-Traded Fund	3,234,512	—	—	3,234,512
Short-Term Investment Funds	6,128,166	—	—	6,128,166
Total	$54,484,939	$233,417,199	$—	$287,902,138

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Large Cap Focused Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.1%

Information Technology — 27.5%
Accenture PLC (Ireland) - Class A	223,043	$37,961,919
Alphabet, Inc. - Class C*	57,000	68,027,790
Apple, Inc.	340,315	76,822,708
Baidu, Inc. (China) ADR*	76,675	17,534,039
Cisco Systems, Inc.	584,365	28,429,357
Facebook, Inc. - Class A*	270,892	44,550,898
Microsoft Corp.	905,572	103,570,270
Oracle Corp.	413,559	21,323,102
salesforce.com, Inc.*	84,031	13,363,450
Texas Instruments, Inc.	164,701	17,670,770
Visa, Inc. - Class A	475,920	71,430,833
		500,685,136

Consumer Discretionary — 13.7%
Amazon.com, Inc.*	26,751	53,582,253
Booking Holdings, Inc.*	7,878	15,629,952
Carnival Corp.	231,991	14,794,066
Comcast Corp. - Class A	947,256	33,542,335
Home Depot, Inc. (The)	73,353	15,195,074
JD.com, Inc. (China) ADR*	540,942	14,113,177
Marriott International, Inc. - Class A	50,834	6,711,613
McDonald's Corp.	186,095	31,131,832
Omnicom Group, Inc.	81,359	5,534,039
Starbucks Corp.	284,475	16,169,559
TJX Cos, Inc. (The)	388,219	43,488,292
		249,892,192

Financials — 13.4%
American Express Co.	165,720	17,647,523
Berkshire Hathaway, Inc. - Class B*	232,534	49,787,855
CME Group, Inc.	182,926	31,135,834
Goldman Sachs Group, Inc. (The)	38,247	8,576,507
JPMorgan Chase & Co.	325,000	36,673,000
Morgan Stanley	527,914	24,584,955
PNC Financial Services
Group, Inc. (The)	262,000	35,681,780
S&P Global, Inc.	130,481	25,494,683
Signature Bank/New York NY	127,757	14,671,614
		244,253,751

Health Care — 12.9%
AmerisourceBergen Corp.	312,267	28,797,263
Amgen, Inc.	91,644	18,996,885
Becton Dickinson and Co.	82,860	21,626,460
Biogen, Inc.*	54,698	19,325,350
Bristol-Myers Squibb Co.	244,323	15,167,572
Johnson & Johnson	100,337	13,863,563
Merck & Co., Inc.	536,551	38,062,928
Novartis AG (Switzerland) ADR	191,666	16,513,943
Stryker Corp.	48,156	8,556,358
UnitedHealth Group, Inc.	146,860	39,070,634
Zoetis, Inc.	155,835	14,268,253
		234,249,209

Industrials — 7.7%
Boeing Co. (The)	87,765	32,639,803
Canadian National Railway Co.
(Canada)	217,247	19,508,781
Honeywell International, Inc.	239,886	39,917,030
United Technologies Corp.	208,281	29,119,767
Verisk Analytics, Inc.*	148,725	17,928,799
		139,114,180

Energy — 6.7%
Chevron Corp.	172,149	21,050,380
EOG Resources, Inc.	192,000	24,493,440
Exxon Mobil Corp.	455,000	38,684,100
Marathon Petroleum Corp.	281,761	22,532,427
Schlumberger Ltd.	248,127	15,115,897
		121,876,244

Consumer Staples — 6.7%
Estee Lauder Cos., Inc. (The) - Class A	120,785	17,552,476
Kraft Heinz Co. (The)	183,288	10,101,002
Monster Beverage Corp.*	170,309	9,925,608
PepsiCo, Inc.	116,115	12,981,657
Philip Morris International, Inc.	275,000	22,423,500
Procter & Gamble Co. (The)	271,672	22,611,261
Unilever NV (United Kingdom)	456,408	25,353,464
		120,948,968

Telecommunication Services — 2.2%
AT&T, Inc.	140,021	4,701,905
Verizon Communications, Inc.	656,086	35,028,432
		39,730,337

Materials — 1.7%
DowDuPont, Inc.	270,314	17,383,893
Praxair, Inc.	87,298	14,031,407
		31,415,300

Real Estate — 1.6%
Jones Lang LaSalle, Inc.	133,496	19,266,143
Simon Property Group, Inc. REIT	58,609	10,359,141
		29,625,284
Total Common Stocks		$1,711,790,601

Exchange-Traded Funds — 4.8%
SPDR S&P 500 ETF Trust	230,000	66,865,600
Utilities Select Sector SPDR Fund†	385,000	20,270,250
Total Exchange-Traded Funds		$87,135,850

23

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 1.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	20,646,560	$20,646,560
Invesco Government & Agency
Portfolio, Institutional Class,
1.97%**∞Ω	3,642,960	3,642,960
Total Short-Term Investment Funds		$24,289,520

Total Investment Securities — 100.2%
(Cost $822,801,446)		$1,823,215,971

Liabilities in Excess of Other Assets — (0.2%)		(4,284,905)

Net Assets — 100.0%		$1,818,931,066

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $3,622,320.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,711,790,601	$—	$—	$1,711,790,601
Exchange-Traded Funds	87,135,850	—	—	87,135,850
Short-Term Investment Funds	24,289,520	—	—	24,289,520
Total	$1,823,215,971	$—	$—	$1,823,215,971

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Financials — 24.1%
Alleghany Corp.	18,617	$12,148,151
Bank of America Corp.	210,252	6,194,024
Berkshire Hathaway, Inc. - Class B*	129,483	27,723,605
BlackRock, Inc.	29,169	13,748,225
Progressive Corp. (The)	305,702	21,717,070
Wells Fargo & Co.	213,226	11,207,158
		92,738,233

Consumer Discretionary — 23.2%
CarMax, Inc.*	204,653	15,281,439
Carnival Corp.	247,825	15,803,800
Dollar Tree, Inc.*	169,341	13,809,758
Home Depot, Inc. (The)	61,405	12,720,046
Lowe's Cos., Inc.	53,238	6,112,787
NIKE, Inc. - Class B	164,342	13,923,054
O'Reilly Automotive, Inc.*	33,118	11,502,544
		89,153,428

Information Technology — 19.8%
Alphabet, Inc. - Class C*	16,807	20,058,650
Apple, Inc.	107,654	24,301,814
Cisco Systems, Inc.	243,651	11,853,621
Visa, Inc. - Class A	132,786	19,929,851
		76,143,936

Industrials — 13.9%
Deere & Co.	33,118	4,978,629
FedEx Corp.	43,699	10,522,282
General Dynamics Corp.	53,555	10,963,780
Norfolk Southern Corp.	94,816	17,114,288
Southwest Airlines Co.	155,364	9,702,482
		53,281,461

Materials — 8.0%
Albemarle Corp.	109,192	10,895,178
Martin Marietta Materials, Inc.	53,973	9,820,387
NewMarket Corp.	25,211	10,223,313
		30,938,878

Consumer Staples — 4.5%
Altria Group, Inc.	177,949	10,732,104
Coca-Cola Co. (The)	140,940	6,510,019
		17,242,123

Energy — 2.1%
Chevron Corp.	65,907	8,059,108

Health Care — 2.0%
Bristol-Myers Squibb Co.	124,834	7,749,695

Telecommunication Services — 1.5%
Verizon Communications, Inc.	108,095	5,771,192
Total Common Stocks		$381,078,054

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	4,831,779	$4,831,779

Total Investment Securities — 100.4%
(Cost $274,144,816)		$385,909,833

Liabilities in Excess of Other Assets — (0.4%)		(1,420,035)

Net Assets — 100.0%		$384,489,798

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$381,078,054	$—	$—	$381,078,054
Short-Term Investment Fund	4,831,779	—	—	4,831,779
Total	$385,909,833	$—	$—	$385,909,833

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Large Company Growth Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.4%

Information Technology — 54.6%
Adobe, Inc.*	59,500	$16,062,025
Alibaba Group Holding Ltd.
(China) ADR*	93,675	15,433,893
Alphabet, Inc. - Class A*	12,635	15,251,456
Automatic Data Processing, Inc.	25,975	3,913,393
Electronic Arts, Inc.*	34,875	4,202,089
Facebook, Inc. - Class A*	91,975	15,126,208
Intuit, Inc.	24,825	5,645,205
Microsoft Corp.	167,950	19,208,442
PayPal Holdings, Inc.*	68,625	6,028,020
Tencent Holdings Ltd. (China) ADR	281,350	11,490,334
Visa, Inc. - Class A	113,825	17,083,994
		129,445,059

Health Care — 17.1%
Abbott Laboratories	127,050	9,320,388
Becton Dickinson and Co.	29,200	7,621,200
Regeneron Pharmaceuticals, Inc.*	13,775	5,565,651
Thermo Fisher Scientific, Inc.	28,575	6,974,586
Zoetis, Inc.	121,450	11,119,962
		40,601,787

Consumer Discretionary — 11.1%
Booking Holdings, Inc.*	5,050	10,019,200
Burlington Stores, Inc.*	14,925	2,431,581
Norwegian Cruise Line Holdings Ltd.*	103,000	5,915,290
Royal Caribbean Cruises Ltd.	60,875	7,910,097
		26,276,168

Financials — 10.4%
Charles Schwab Corp. (The)	222,850	10,953,078
MSCI, Inc.	38,975	6,914,555
Toronto-Dominion Bank (The) (Canada)	112,825	6,859,760
		24,727,393

Consumer Staples — 3.8%
Monster Beverage Corp.*	154,025	8,976,577

Industrials — 3.4%
Canadian Pacific Railway Ltd. (Canada)	23,975	5,081,261
Raytheon Co.	14,775	3,053,402
		8,134,663
Total Common Stocks		$238,161,647

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	1,072,908	1,072,908

Total Investment Securities — 100.9%
(Cost $141,687,691)		$239,234,555

Liabilities in Excess of Other Assets — (0.9%)		(2,084,961)

Net Assets — 100.0%		$237,149,594

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$238,161,647	$—	$—	$238,161,647
Short-term Investment Fund	1,072,908	—	—	1,072,908
Total	$239,234,555	$—	$—	$239,234,555

See accompanying Notes to Portfolios of Investments.

26

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2018 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 60.0%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$545,480
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	415,369
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	660,095
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	711,061
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	850,110
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	548,130
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,187,390
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,041,630
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,048,830
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	529,970
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,028,950
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	805,583
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,052,280
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,082,170
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,086,050
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,111,039
500,000	OH St Univ Ser A	4.000	12/01/32	521,060
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	171,135
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	288,339
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,191,488
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,032,371
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,116,750
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	268,682
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,141,780
525,000	OH St Univ Ser A	4.000	12/01/33	545,622
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	273,345
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	687,819
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	268,010
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	560,955
570,000	Miami Univ OH (Ref)	5.000	09/01/35	642,065
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,212,932
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	553,935
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	543,053
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	222,876
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	297,717
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	541,435
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	378,668
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	558,789
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	559,240
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,133,450
	Total Fixed Rate Revenue Bonds			$29,415,653

	Pre-refunded/Escrowed to Maturity(A) — 17.5%
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,003,130
1,500,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B Pre-refunded @ $100	5.125	01/01/19	1,512,270
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,017,180
465,000	Genoa OH Area LSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.625	06/01/19	473,217
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,028,910
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/19	924,114
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @$100 Pre-refunded @ $100	5.000	06/01/20	1,570,215

27

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Pre-refunded/Escrowed to Maturity(A) — 17.5% (Continued)
$345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000%	06/01/21	$371,430
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/22	277,585
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	396,480
	Total Pre-refunded/Escrowed to Maturity			$8,574,531

	General Obligation Bonds — 17.2%
845,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,016,966
250,000	SW OH LSD Hamilton UTGO Ser A	4.000	01/15/32	262,255
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,106,070
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	314,658
250,000	SW OH LSD Hamilton UTGO Ser A	4.000	01/15/34	259,225
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	386,383
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	725,550
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	556,170
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	486,826
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	223,734
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	561,515
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,139,390
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,368,725
	Total General Obligation Bonds			$8,407,467

	Variable Rate Demand Notes(B)(C) — 5.5%

1,100,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare) Ser C (LOC: Union Bank NA)(D)	1.600	06/01/34	1,100,000
500,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank Of Ny Mellon Trust)(D)	1.450	01/01/39	500,000
700,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) (LOC: Barclays Bank PLC)(D)	1.440	11/15/45	700,000
400,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) (LOC: Barclays Bank PLC)(D)	1.440	11/15/45	400,000
	Total Variable Rate Demand Notes			$2,700,000

	Total Investment Securities — 100.2%
	(Cost $48,001,496)			$49,097,651

	Liabilities in Excess of Other Assets — (0.2%)			(121,230)

	Net Assets — 100.0%			$48,976,421

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

(B)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at September 30, 2018. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(C)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

28

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

As of September 30, 2018, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of September 30, 2018, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,097,651	$—	$49,097,651

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.6%

Information Technology — 25.3%
8x8, Inc.*	866,761	$18,418,671
Aspen Technology, Inc.*	142,400	16,220,784
Avaya Holdings Corp.*	876,076	19,396,323
Bottomline Technologies de, Inc.*	262,367	19,076,705
Carbonite, Inc.*	491,757	17,531,137
Cision Ltd.*	1,120,626	18,826,517
CommVault Systems, Inc.*	268,935	18,825,450
Finisar Corp.*	998,240	19,016,472
j2 Global, Inc.	231,123	19,148,541
LiveRamp Holdings, Inc.*	600,026	29,647,285
MAXIMUS, Inc.	293,601	19,101,681
NETGEAR, Inc.*	263,480	16,559,718
NetScout Systems, Inc.*	641,457	16,196,789
Nice Ltd. ADR (Israel)*	143,620	16,440,181
Nuance Communications, Inc.*	1,139,973	19,744,332
ON Semiconductor Corp.*	611,380	11,267,733
Open Text Corp. (Canada)	333,320	12,679,493
Plantronics, Inc.	317,923	19,170,757
Verint Systems, Inc.*	418,977	20,990,748
		348,259,317

Health Care — 20.4%
Acadia Healthcare Co., Inc.*	546,247	19,227,894
Allscripts Healthcare Solutions, Inc.*	1,909,654	27,212,570
AngioDynamics, Inc.*	698,106	15,176,824
Bio-Rad Laboratories, Inc. - Class A*	51,964	16,264,212
Bio-Techne Corp.	85,276	17,405,684
Encompass Health Corp.	208,700	16,268,165
Globus Medical, Inc. - Class A*	340,472	19,325,191
Haemonetics Corp.*	161,248	18,475,796
MEDNAX, Inc.*	410,320	19,145,531
NuVasive, Inc.*	400,054	28,395,833
Omnicell, Inc.*	257,742	18,531,650
Orthofix Medical, Inc.*	340,727	19,697,428
Tactile Systems Technology, Inc.*	266,154	18,910,242
Tivity Health, Inc.*	835,781	26,870,359
		280,907,379

Industrials — 20.0%
Clean Harbors, Inc.*	267,294	19,132,905
Crane Co.	293,252	28,841,334
EnerSys, Inc.	224,234	19,537,508
Esterline Technologies Corp.*	207,090	18,834,836
Genesee & Wyoming, Inc. - Class A*	208,519	18,973,144
Hillenbrand, Inc.	345,172	18,052,496
Knight-Swift Transportation Holdings, Inc.	484,123	16,692,561
Luxfer Holdings PLC (United Kingdom)	402,000	9,346,500
Mobile Mini, Inc.	434,785	19,065,322
Quanta Services, Inc.*	812,945	27,136,104
Regal Beloit Corp.	327,435	26,997,016
SkyWest, Inc.	307,601	18,117,699
Terex Corp.	435,976	17,399,802
Trex Co., Inc.*	126	9,700
Woodward, Inc.	226,218	18,291,988
		276,428,915

Consumer Discretionary — 12.3%
Aaron's, Inc.	353,526	19,253,026
Adtalem Global Education, Inc.*	407,916	19,661,551
Bloomin' Brands, Inc.	1,139,770	22,556,048
Callaway Golf Co.	472,836	11,485,186
Dave & Buster's Entertainment, Inc.	186,260	12,334,137
Dick's Sporting Goods, Inc.	327,165	11,607,814
KB Home	756,505	18,088,035
Penn National Gaming, Inc.*	361,607	11,904,102
Shutterfly, Inc.*	136,435	8,989,702
Texas Roadhouse, Inc.	256,702	17,786,882
TopBuild Corp.*	276,526	15,712,207
		169,378,690

Financials — 10.7%
Chemical Financial Corp.	394,186	21,049,532
Evercore, Inc. - Class A	163,914	16,481,553
Glacier Bancorp, Inc.	410,314	17,680,430
Heartland Financial USA, Inc.	304,269	17,662,815
Stifel Financial Corp.	338,831	17,368,477
Webster Financial Corp.	318,414	18,773,689
Western Alliance Bancorp*	333,033	18,946,247
WSFS Financial Corp.	403,706	19,034,738
		146,997,481

Real Estate — 3.2%
Corporate Office Properties Trust REIT	907,542	27,071,978
Outfront Media, Inc. REIT	888,702	17,729,605
		44,801,583

Consumer Staples — 1.3%
Sprouts Farmers Market, Inc.*	673,428	18,458,662

Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	328,946	18,355,187

Materials — 1.1%
Innophos Holdings, Inc.	346,800	15,397,920
Total Common Stocks		$1,318,985,134

Short-Term Investment Fund — 7.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	101,300,332	$101,300,332

30

Touchstone Small Company Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities — 103.0%
(Cost $1,075,941,994)	$1,420,285,466

Liabilities in Excess of Other Assets — (3.0%)	(41,020,531)

Net Assets — 100.0%	$1,379,264,935

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,318,985,134	$—	$—	$1,318,985,134
Short-term Investment Fund	101,300,332	—	—	101,300,332
Total	$1,420,285,466	$—	$—	$1,420,285,466

See accompanying Notes to Portfolios of Investments.

31

Portfolio of Investments

Touchstone Value Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%

Health Care — 19.3%
Anthem, Inc.	34,164	$9,362,644
Cardinal Health, Inc.	98,344	5,310,576
CVS Health Corp.	151,152	11,898,685
Express Scripts Holding Co.*	86,683	8,235,752
Johnson & Johnson	53,678	7,416,689
Medtronic, Inc.	131,423	12,928,081
Merck & Co., Inc.	64,381	4,567,188
Pfizer, Inc.	283,835	12,508,608
Sanofi (France) ADR	134,782	6,020,712
		78,248,935

Financials — 17.8%
American Express Co.	95,772	10,198,760
American International Group, Inc.	181,930	9,685,953
Bank of America Corp.	175,221	5,162,011
Bank of New York Mellon Corp. (The)	130,084	6,632,983
Citigroup, Inc.	52,259	3,749,061
JPMorgan Chase & Co.	103,980	11,733,103
New York Community Bancorp, Inc.	372,784	3,865,770
US Bancorp	156,017	8,239,258
Wells Fargo & Co.	240,560	12,643,834
		71,910,733

Energy — 15.4%
BP PLC (United Kingdom) ADR	247,381	11,404,264
Chevron Corp.	74,964	9,166,598
ConocoPhillips	174,802	13,529,675
Occidental Petroleum Corp.	100,616	8,267,617
Phillips 66	113,514	12,795,298
Schlumberger Ltd.	120,526	7,342,444
		62,505,896

Consumer Discretionary — 11.7%
Advance Auto Parts, Inc.	30,330	5,105,449
Comcast Corp. - Class A	351,204	12,436,134
Dollar General Corp.	132,171	14,446,290
Lowe's Cos., Inc.	132,993	15,270,256
		47,258,129

Information Technology — 11.6%
Broadcom, Inc.	14,679	3,621,750
Microsoft Corp.	101,200	11,574,244
Oracle Corp.	235,388	12,136,605
QUALCOMM, Inc.	150,960	10,873,649
Texas Instruments, Inc.	80,435	8,629,871
		46,836,119

Industrials — 8.3%
General Dynamics Corp.	28,605	5,856,016
General Electric Co.	579,984	6,548,019
Johnson Controls International PLC	298,409	10,444,315
United Technologies Corp.	77,969	10,900,846
		33,749,196

Materials — 5.8%
Air Products & Chemicals, Inc.	76,967	12,857,337
DowDuPont, Inc.	163,212	10,496,164
		23,353,501

Consumer Staples — 3.8%
Altria Group, Inc.	132,901	8,015,259
Philip Morris International, Inc.	90,081	7,345,205
		15,360,464

Utilities — 2.2%
Dominion Energy, Inc.	64,814	4,555,128
Exelon Corp.	102,693	4,483,576
		9,038,704
Total Common Stocks		$388,261,677

Short-Term Investment Fund — 4.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.95%∞Ω	15,952,681	$15,952,681

Total Investment Securities — 99.9%
(Cost $300,148,152)		$404,214,358

Other Assets in Excess of Liabilities — 0.1%		521,761

Net Assets — 100.0%		$404,736,119

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

32

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$388,261,677	$—	$—	$388,261,677
Short-Term Investment Fund	15,952,681	—	—	15,952,681
Total	$404,214,358	$—	$—	$404,214,358

See accompanying Notes to Portfolios of Investments.

33

Notes to Portfolios of Investments

September 30, 2018 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any material Level 3 categorized securities during the six months ended September 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At September 30, 2018, there were no transfers for Level 3 for the Funds.

During the period ended September 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees

34

Notes to Portfolios of Investments (Unaudited) (Continued)

(the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments.

35

Notes to Portfolios of Investments (Unaudited) (Continued)

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents fair value of the unfunded portion of the Fund’s bank loans.

As of September 30, 2018, the Credit Opportunities Fund had no unfunded loan commitments.

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Credit Opportunities Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

As of September 30, 2018, the Credit Opportunities Fund had securities sold short with a fair value of $(320,250) and pledged securities with a fair value of $2,013,256 as collateral for securities sold short and had a related due to prime broker balance of $406,910.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against

36

Notes to Portfolios of Investments (Unaudited) (Continued)

fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2018 the Credit Opportunities Fund held purchased option with a fair value of $1,800.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

As of September 30, 2018, there were no open forward foreign currency contracts.

37

Notes to Portfolios of Investments (Unaudited) (Continued)

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For the period ended September 30, 2018, the average quarterly balance of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$28,366
Written Options - Premiums Received	1,991

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of September 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Credit Opportunities Fund	Corporate Bonds	$896,014	$923,771	$27,757
International Equity Fund	Common Stocks	3,213,753	3,255,063	41,310
International Small Cap Fund	Common Stocks	5,806,323	6,124,834	318,511
Large Cap Focused Fund	Exchange-Traded Funds	3,622,320	3,642,960	20,640

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral in cash equivalents.

38

Notes to Portfolios of Investments (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of September 30, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation/
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Balanced Fund	$197,303,623	$132,229,717	$(3,719,701)	$—	$—	$128,510,016
Credit Opportunities Fund	52,833,009	1,160,557	(1,305,434)	2,159	(9,955)	(152,673)
International Equity Fund	169,455,286	25,228,286	(14,977,456)	4	(3,831)	10,247,003
International Growth Opportunities Fund	39,685,232	3,846,658	(2,563,158)	27	—	1,283,527
International Small Cap Fund	253,831,643	41,828,230	(7,757,735)	—	—	34,070,495
Large Cap Focused Fund	822,801,446	1,015,533,900	(15,119,375)	—	—	1,000,414,525
Large Cap Fund	274,144,816	113,903,766	(2,138,749)	—	—	111,765,017
Large Company Growth Fund	141,687,691	97,633,793	(86,929)	—	—	97,546,864
Ohio Tax-Free Bond Fund	48,001,496	1,256,381	(160,226)	—	—	1,096,155
Small Company fund	1,075,941,994	353,164,480	(8,821,008)	—	—	344,343,472
Value Fund	300,148,152	117,316,274	(13,250,068)		—	104,066,206

*	Other includes Short Sales, Derivatives, Forward Foreign Currency Contract, and Foreign Currency Transactions.

39

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/23/18

* Print the name and title of each signing officer under his or her signature.